Cover	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Acutus Medical, Inc. (the “Company”), with the Securities and Exchange Commission (“SEC”) on July 1, 2022 (the “Original Filing”). As disclosed in the Original Filing, on June 30, 2022, the Company completed the first of two closings in connection with the previously disclosed sale of its AcQCross® line of sheath-compatible septal crossing devices, AcQGuide® MINI integrated crossing device and sheath, AcQGuide® FLEX Steerable Introducer with integrated transseptal dilator and needle, and AcQGuide® VUE steerable sheaths (the “Seller Products”) to Medtronic, Inc. pursuant to an asset purchase agreement dated April 26, 2022 (the “Transaction”). This Form 8-K/A is being filed solely for the purposes of updating the unaudited pro forma financial information relating to the sale of the Seller Products to include the unaudited pro forma consolidated statement of operations for the six months ended June 30, 2022, giving pro forma effect to the sale of the Seller Products. This Form 8-K/A does not change any of the other information contained in the Original Filing except as specifically set forth herein. This Form 8-K/A continues to speak as of the date of the Original Filing and we have not updated or amended any disclosures, except as specifically set forth herein, contained in the Original Filing to reflect events that have occurred since the time of the Original Filing.
Document Period End Date	Jun. 30, 2022
Entity File Number	001-39430
Entity Registrant Name	Acutus Medical, Inc.
Entity Central Index Key	0001522860
Entity Tax Identification Number	45-1306615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2210 Faraday Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	442
Local Phone Number	232-6080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AFIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false